MARKET RISK BENEFITS - Reconciles Market Risk Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Market Risk Benefit [Line Items]
Direct Asset	$ (12)	$ 0
Direct Liability	15	16
Net Direct MRB	3	16
Purchased MRB	(13)	(16)
Net amount at risk	10	0
GMxB Core
Market Risk Benefit [Line Items]
Direct Asset	(12)	0
Direct Liability	3	0
Net Direct MRB	(9)	0
Purchased MRB	0	0
Net amount at risk	9	0
Other
Market Risk Benefit [Line Items]
Direct Asset	0	0
Direct Liability	12	16
Net Direct MRB	12	16
Purchased MRB	(13)	(16)
Net amount at risk	$ 1	$ 0